Ordinary Shares (Details) - USD ($)			12 Months Ended
		Sep. 11, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 29, 2023	May 05, 2023	May 04, 2023	Nov. 01, 2022	Oct. 31, 2022
Ordinary Shares [Line Items]
Ordinary shares, shares authorized			5,000,000,000
Ordinary shares, par value per share (in Dollars per share)			$ 0.00001
Cash consideration (in Dollars)			$ 194,113	$ 1,808,603
Offering size (in Dollars)			$ 9,000,000
Net proceed (in Dollars)		$ 5,600,000
Shareholders [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued			501,964,286
Choon How Liew [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued						446,429
Cash consideration (in Dollars)						$ 250,000
Vijai Dharamdas Parwani [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued						357,143
Cash consideration (in Dollars)						$ 200,000
Wong Yee Fune [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued						267,857
Cash consideration (in Dollars)						$ 150,000
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized	[1]		1,000,000,000	1,000,000,000
Ordinary shares, par value per share (in Dollars per share)	[1]		$ 0.00001	$ 0.00001
Ordinary shares, shares issued	[1]		50,000,000	50,000,000
Ordinary shares, shares outstanding	[1]		50,000,000	50,000,000
Voting rights			sixty
Number of ordinary shares			1
Convertible shares			1
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized	[1]		4,000,000,000	4,000,000,000
Ordinary shares, par value per share (in Dollars per share)	[1]		$ 0.00001	$ 0.00001
Ordinary shares, shares issued	[1]		466,364,286	451,964,286
Ordinary shares, shares outstanding	[1]		466,364,286	451,964,286
Voting rights			one
Number of ordinary shares			1
Class B Ordinary Shares [Member] | Soon Tai Lee [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued									45,000,000	45,000,000
Cash consideration (in Dollars)									$ 3,000,000	$ 3,000,000
Class B Ordinary Shares [Member] | Soon Huat Lim [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued							5,000,000	5,000,000	30,000,000	30,000,000
Cash consideration (in Dollars)							$ 1,000,000	$ 1,000,000	$ 2,000,000	$ 2,000,000
Class B Ordinary Shares [Member] | Yat Hong Lo [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued							20,000,000	20,000,000
Cash consideration (in Dollars)							$ 4,000,000	$ 4,000,000
Class B Ordinary Shares [Member] | Broad Fund Management [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued						892,857
Cash consideration (in Dollars)						$ 500,000
Class B Ordinary Shares [Member] | Choon How Liew [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued						446,429
Cash consideration (in Dollars)						$ 250,000
Class B Ordinary Shares [Member] | Vijai Dharamdas Parwani [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued						357,143
Cash consideration (in Dollars)						$ 200,000
Class B Ordinary Shares [Member] | Wong Yee Fune [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued						267,857
Cash consideration (in Dollars)						$ 150,000
Common Stock [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued			410,205,000
Common Stock [Member] | Shareholders [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued			516,364,286
Common Stock [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Offering shares	[2]
Common Stock [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Offering shares	[2]		14,400,000
IPO [Member]
Ordinary Shares [Line Items]
Offering shares		1,800,000
Share price (in Dollars per share)		$ 5
Offering size (in Dollars)		$ 9,000,000
Net proceed (in Dollars)		$ 5,600,000
IPO [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Offering shares		14,400,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1).
[2]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1).